Dividends (Tables)	12 Months Ended
Dec. 31, 2019
Dividends
Schedule of Cash flows from dividends paid are classified under operating activities

Figures in million - SA rand	2019	2018	2017
Dividend declared and paid	-	-	558.2
Dividend per share - cents	-	-	60

Schedule of Reconciliation of (loss)/profit attributable to the owners
Figures in million - SA rand	2019	2018	2017
Profit/(loss) attributable to the owners of Sibanye-Stillwater	62.1	(2,499.6)	(4,437.4)
Adjusted for:
Loss/(gain) on financial instruments	6,015.1	(1,704.1)	1,114.4
Gain on foreign exchange differences	(325.5)	(1,169.1)	(292.4)
Gain on disposal of property, plant and equipment	(76.6)	(60.2)	(40.7)
Impairments	86.0	3,041.4	4,411.0
Gain on acquisition	(1,103.0)	-	-
Restructuring costs	1,252.4	142.8	729.8
Transaction costs	447.8	402.5	552.1
Gain on derecognition of borrowings and derivative financial instrument	-	(230.0)	-
Occupational healthcare expense	(39.6)	15.4	1,106.9
Other	-	18.7	52.7
Change in estimated deferred tax rate	(1,551.0)	1,295.2	(2,571.1)
Share of results of equity-accounted investees after tax	(721.0)	(344.2)	(291.6)
Tax effect of the items adjusted above	(1,643.8)	(345.7)	(813.4)
NCI effect of the items listed above	(42.7)	-	-
Normalised earnings[1]	2,360.2	(1,436.9)	(479.7)